Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Apr. 30, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
Muzinich Credit Opportunities Fund | Class A Shares
Prospectus:
Trading Symbol	MZCRX
Muzinich Credit Opportunities Fund | Institutional Shares
Prospectus:
Trading Symbol	MZCIX
Muzinich Credit Opportunities Fund | Supra Institutional Shares
Prospectus:
Trading Symbol	MZCSX
Muzinich U.S. High Yield Corporate Bond Fund | Class A Shares
Prospectus:
Trading Symbol	MZHRX
Muzinich U.S. High Yield Corporate Bond Fund | Institutional Shares
Prospectus:
Trading Symbol	MZHIX
Muzinich U.S. High Yield Corporate Bond Fund | Supra Institutional Shares
Prospectus:
Trading Symbol	MZHSX
Muzinich Low Duration Fund | Class A Shares
Prospectus:
Trading Symbol	MZLRX
Muzinich Low Duration Fund | Institutional Shares
Prospectus:
Trading Symbol	MZLIX
Muzinich Low Duration Fund | Supra Institutional Shares
Prospectus:
Trading Symbol	MZLSX
Muzinich High Income Floating Rate Fund | Class A Shares
Prospectus:
Trading Symbol	MZFRX
Muzinich High Income Floating Rate Fund | Institutional Shares
Prospectus:
Trading Symbol	MZFIX
Muzinich High Income Floating Rate Fund | Supra Institutional Shares
Prospectus:
Trading Symbol	MZFSX